Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2013
Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Money Market Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to realize maximum current income to the extent consistent with liquidity and stability of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As a money market fund, the Portfolio invests only in high quality, short term, dollar-denominated money market instruments that present minimal credit risks, as determined by management. The Portfolio primarily invests in the following types of securities: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; commercial paper; and repurchase agreements. The Portfolio may invest more than 25% of its total assets in domestic or dollar-denominated foreign bank obligations. The Portfolio’s investments will comply with applicable rules governing the quality, maturity, liquidity and diversification of securities held by money market funds. The Portfolio seeks to maintain a net asset value of $1.00 per share.

The Portfolio attempts to maximize its return by trading to take advantage of changing money market conditions and trends. The Portfolio will also trade to take advantage of what are believed to be disparities in yield relationships between different money market instruments. This procedure may increase or decrease the Portfolio’s yield depending upon management’s ability to correctly time and execute such transactions.

		Because the Portfolio intends to purchase only securities that mature in 397 days or fewer from the date of purchase, the level of purchases will be relatively high. However, as transaction costs on Portfolio investments are generally not substantial, the high level of purchases is not expected to adversely affect the Portfolio’s net asset value or net income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The main risks of investing in the Portfolio are identified below.
  Concentration Risk – Because the Portfolio will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Portfolio. These risks generally include interest rate risk, credit risk and risks associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.
  Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security or the counterparty to a repurchase agreement is unwilling or unable to meet its financial obligations.
  Foreign Investing Risk – Investing in securities or obligations of foreign corporations and banks are subject to the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.
  Government Securities Risk – Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.
  Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline. A low interest rate environment poses additional risks to the Portfolio. Low yields on the Portfolio’s holdings may have an adverse impact on the Portfolio’s ability to provide a positive yield to its shareholders, pay expenses out of Portfolio assets or, at times, maintain a stable $1.00 share price.
  Liquidity Risk – Particular investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn. The liquidity requirements applicable to money market funds are designed to help mitigate the potential impact of these risks.
  Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
  U.S. Treasury Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.
		An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with the average returns of a peer group of money market portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with the average returns of a peer group of money market portfolios underlying variable insurance products with similar characteristics to those of the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 4th – ‘07 1.37% Worst Qtr: 3rd – ‘11 0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	For the seven-day period ended March 31, 2013, the Money Market Portfolio’s yield was 0.17%.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the seven-day period ended March 31, 2013, the Money Market Portfolio’s yield was 0.17%.
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.17%
Money Market Portfolio | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.32%	[1]
1 Year	rr_ExpenseExampleYear01	33
3 Years	rr_ExpenseExampleYear03	103
5 Years	rr_ExpenseExampleYear05	180
10 Years	rr_ExpenseExampleYear10	406
2003	rr_AnnualReturn2003	1.23%
2004	rr_AnnualReturn2004	1.43%
2005	rr_AnnualReturn2005	2.98%
2006	rr_AnnualReturn2006	4.86%
2007	rr_AnnualReturn2007	5.28%
2008	rr_AnnualReturn2008	2.76%
2009	rr_AnnualReturn2009	0.76%
2010	rr_AnnualReturn2010	0.29%
2011	rr_AnnualReturn2011	0.14%
2012	rr_AnnualReturn2012	0.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Yr	rr_AverageAnnualReturnYear01	0.15%
5 Yrs	rr_AverageAnnualReturnYear05	0.82%
10 Yrs	rr_AverageAnnualReturnYear10	1.97%
Money Market Portfolio | Lipper® Variable Insurance Products (VIP) Money Market Instrument Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.03%)
5 Yrs	rr_AverageAnnualReturnYear05	0.47%
10 Yrs	rr_AverageAnnualReturnYear10	1.58%

[1]	Restated to reflect current expenses.